SUPPLEMENTAL CASH FLOW DISCLOSURES	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL CASH FLOW DISCLOSURES

NOTE 10 — SUPPLEMENTAL CASH FLOW DISCLOSURES

Supplemental cash flow disclosures for the six months ended June 30, 2020 and 2019 are as follows (in thousands):

	Six Months Ended June 30,
	2020	2019
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Distributions declared and unpaid	$4,990	$15,985
Accrued capital expenditures	$139	$444
Interest income capitalized to loans held-for-investment	$539	$2,643
Common stock issued through distribution reinvestment plan	$28,774	$42,320
Change in fair value of interest rate swaps	$(7,280)	$(14,542)
Supplemental Cash Flow Disclosures:
Interest paid	$30,686	$49,374
Cash paid for taxes	$466	$301

NOTE 9 — SUPPLEMENTAL CASH FLOW DISCLOSURES

Supplemental cash flow disclosures for the years ended December 31, 2019, 2018 and 2017 are as follows (in thousands):

	Year Ended December 31,
	2019	2018	2017
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Distributions declared and unpaid	$16,510	$16,518	$16,531
Accrued capital expenditures	$1,165	$557	$192
Interest income capitalized to loans held-for-investment	$8,546	$384	$—
Common stock issued through distribution reinvestment plan	$82,388	$91,764	$101,344
Change in fair value of interest rate swaps	$(14,913)	$3,875	$7,654
Mortgage notes assumed by buyer in real estate disposition	$(205,765)	$—	$—
Supplemental Cash Flow Disclosures:
Interest paid	$97,418	$93,424	$85,140
Cash paid for taxes	$1,218	$1,475	$1,555